MAIN ACQUISITIONS, INCORPORATIONS AND MERGERS (Tables)	12 Months Ended
Dec. 31, 2019
MAIN ACQUISITIONS, INCORPORATIONS AND MERGERS
Summary of book value and fair value of the identified assets and liabilities of the entities purchased

At the date of acquisition, the book value and fair value of the identified assets and liabilities of the entities purchased were the following:

hff
	Book value					Fair value adjustments					Fair value recognized on acquisition

		Ultraserfinco					Ultraserfinco					Ultraserfinco				Total fair value
		and					and					and				recognized on
	Bancompartir	Subsidiaries	Multicaja	Tenpo	Culqi	Bancompartir	Subsidiaries	Multicaja	Tenpo	Culqi	Bancompartir	Subsidiaries	Multicaja	Tenpo	Culqi	acquisition
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Assets
Cash	30,985	55,160	3,633	1,938	1,016	—	—	—	—	—	30,985	55,160	3,633	1,938	1,016	92,732
Investments	153,188	24,739	—	—	—	—	—	—	—	—	153,188	24,739	—	—	—	177,927
Loans, net	706,621	—	—	—	—	(54,765)	—	—	—	—	651,856	—	—	—	—	651,856
Right-of-use assets, net	6,578	5,206	—	—	—	—	—	—	—	—	6,578	5,206	—	—	—	11,784
Property, furniture and equipment, net, Note 10(a)	5,969	3,385	34	112	32	374	688	—	—	—	6,343	4,073	34	112	32	10,594
Intangible, Note 11
Software and licenses	60,450	—	—	—	2	—	—	2,647	4,640	8,322	60,450	—	2,647	4,640	8,324	76,061
Brand "Culqi"	—	—	—	—	—	—	—	—	—	1,164	—	—	—	—	1,164	1,164
Brand "Recarga"	—	—	—	—	—	—	—	—	2,790	—	—	—	—	2,790	—	2,790
Client relationships	—	—	—	—	—	—	13,376	—	2,536	2,550	—	13,376	—	2,536	2,550	18,462
PayPal Contract	—	—	—	—	—	—	—	—	7,504	—	—	—	—	7,504	—	7,504
Fund manager contract	—	—	—	—	—	—	4,298	—	—	—	—	4,298	—	—	—	4,298
Anti-competition contract	—	—	—	—	—	5,454	7,291	—	—	—	5,454	7,291	—	—	—	12,745
Deferred tax assets	—	—	—	—	—	18,242	—	—	—	541	18,242	—	—	—	541	18,783
Other assets	58,557	17,784	17	1,204	1,100	—	—	—	—	(400)	58,557	17,784	17	1,204	700	78,262

Liabilities
Deposits and obligations	794,893	—	—	—	—	—	—	—	—	—	794,893	—	—	—	—	794,893
Due to banks and correspondents	50,659	—	—	—	—	—	—	—	—	—	50,659	—	—	—	—	50,659
Lease liabilities	6,874	5,680	—	—	—	—	—	—	—	—	6,874	5,680	—	—	—	12,554
Deferred tax liabilities	139	—	—	—	—	1,895	7,924	715	4,717	3,550	2,034	7,924	715	4,717	3,550	18,940
Other liabilities	16,101	24,041	192	142	955	—	—	—	—	—	16,101	24,041	192	142	955	41,431

Total net assets identified at fair value	153,682	76,553	3,492	3,112	1,195	(32,590)	17,729	1,932	12,753	8,627	121,092	94,282	5,424	15,865	9,822	246,485

Non-controlling interest											(74,392)	—	—	—	—	(74,392)

Goodwill arising on acquisition											209,003	44,628	14,182	25,260	3,518	296,591

Total purchase consideration											255,703	138,910	19,606	41,125	13,340	468,684